Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
Sirius S&P Strategic Large-Cap Allocation Fund | Sirius S&P Strategic Large-Cap Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.07%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	698
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,642
Annual Return 2015	rr_AnnualReturn2015	0.47%
Annual Return 2016	rr_AnnualReturn2016	(5.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	3.98%
Past 1 Year	rr_AverageAnnualReturnYear01	(5.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Sirius S&P Strategic Large-Cap Allocation Fund | Sirius S&P Strategic Large-Cap Allocation Fund | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.65%)	[4]
Sirius S&P Strategic Large-Cap Allocation Fund | Sirius S&P Strategic Large-Cap Allocation Fund | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.03%)	[4]
Sirius S&P Strategic Large-Cap Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sirius S&P Strategic Large-Cap Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sirius S&P Strategic Large-Cap Allocation Fund seeks long term growth and preservation of capital through investment in large cap equity and market index funds.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary investment objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 573.79% of the average value of its portfolio. The increase in the portfolio turnover rate in the current fiscal year from the prior fiscal year was primarily due to increased trading volume.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	573.79%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example shows you the expenses you may pay over time by investing in the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

•         You invest $10,000 in the Fund for the periods shown;

•         You reinvest all dividends and distributions;

•         You redeem all of your shares at the end of those periods;

•         You earn a 5% return each year;

•         The Fund's operating expenses remain the same; and

•         The Expense Limitation Agreement will remain in effect for only the contractual period of one year.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment advisor, Sirius Point Advisors , Inc. (the "Advisor"), seeks to achieve the Fund's investment objectives of growth and preservation of capital by investing primarily in exchange-traded funds ("ETFs") and secondarily in mutual funds. The Fund is a "fund of funds," which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in ETFs and mutual funds that hold securities in the S&P 500 Index and large cap S&P sectors.

The Advisor will vary the Fund's portfolio composition based upon the Advisor's assessment of anticipated market direction in an attempt to outperform the S&P 500 Index. The Fund will invest in S&P 500 and large cap S&P sector ETFs and mutual funds; ETFs comprised of various sectors within the S&P 500 and open-end equity mutual funds holding predominately securities in the S&P 500 index. Any open end mutual funds in which the Fund will invest will be limited to no load and institutional class shares.  The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  Thus, the Advisor may allocate the Fund's assets among a limited number of ETFs and other investment companies.

The Fund may also short ETFs and may use leverage when investing in traditional un-leveraged ETFs through short-selling. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling (or "selling short") is a technique used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that  third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller hopes to pay less to buy the security than it received on selling the security. In addition to the use of short sales, the Fund may engage in borrowing through the use of margin when investing in traditional un-leveraged ETFs.

Underlying funds in which the Fund invests may have long or short strategies. Some ETFs which may be used by the Fund have investment strategies that are designed to have a larger volatility than its underlying index, through the use of leverage and hedging strategies within the ETF itself. It is anticipated that the Fund will invest directly in leveraged ETFs to a limited extent under normal market conditions (0-10% of the Fund's net assets).

During periods of anticipated market growth, the Fund will seek to invest in one or more underlying funds with long strategies. The Fund may use leverage in these positions when investing in un-leveraged ETFs. During periods of anticipated market stagnation or decline, the Fund may purchase one or more underlying funds with short investment strategies that short the S&P 500 Index and large cap S&P sectors or may short S&P 500 and large cap S&P sector ETFs. The Fund may use leverage in these positions when shorting un-leveraged ETFs. A portion of the Fund may be in cash and cash equivalents awaiting investment opportunities. The Advisor may increase the level of cash and cash equivalents and money market funds to preserve capital. Although turnover is anticipated to be low to moderate during less volatile market periods, during anticipated transition periods at market tops or bottoms, the Fund may trade more actively to change the Fund's portfolio allocation.

The Advisor uses a self-developed process to determine market conditions and to assist in executing the Fund's investment strategy, and a self-developed screening process to select underlying Funds in which to invest the Fund's assets.  The processes include technical analysis, market timing analysis, macroeconomic analysis, market timing analysis, relative valuation analysis of sectors within the S&P 500, analysis of asset allocations, anticipated total returns, and risk data.

The Advisor will sell an underlying fund when the Advisor believes it has identified a more attractive investment opportunity or when the Advisor, through its self-developed process, believes a portfolio rebalancing is desirable for the Fund.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund's investment policy may be changed without shareholder approval upon sixty (60) days' prior written notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objectives.  Generally, the Fund will be subject to the following principal risks:

Fund of Funds Risk. The Fund is a "fund of funds." The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses. The Fund's performance depends in part upon the performance of the investment advisor to each underlying fund, the strategies and instruments used by the underlying funds, and the Advisor's ability to select underlying funds and effectively allocate Fund assets among them.

ETF Risk. The value of a Fund's investment in ETFs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Leverage Risk.  The Fund and the underlying funds held by the Fund may utilize leverage.  The use of leverage may exaggerate changes in the Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments may be more volatile (due to amplification of gains and losses resulting from the use of leverage) and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an underlying fund as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund.  Further, the Fund's direct use of leverage could also adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund. Borrowing also leads to additional interest expense and other fees that increase the Fund's expenses.

Long/Short Risk.  There is no guarantee that the returns on the Fund's long or short, if any, positions will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.

Short Sales Risk. The Fund may short individual ETFs or mutual funds. The underlying funds held by the Fund may sell securities short. A short sale is a transaction in which the Fund or the underlying funds sell a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund or the underlying funds under must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund or the underlying funds sold the security.

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its underlying funds. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Tracking Risks.  Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

Non-diversified Fund Risk.  The Fund is a non-diversified fund.  In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds.  Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile net asset value per share than diversified mutual funds.

Portfolio Turnover Risk.  The Advisor will sell underlying funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Cash Position Risk. The ability of the Fund to meet its objectives may be limited to the extent that it holds assets in cash or otherwise uninvested.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor became registered an investment advisor with the SEC in 2014. The Advisor does not have previous experience managing an investment company registered under the 1940 Act.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversified Fund Risk.  The Fund is a non-diversified fund.  In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds.  Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile net asset value per share than diversified mutual funds.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and tables shown on the next page provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund's average annual total returns compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com/fundpages/288.htm.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables shown on the next page provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund's average annual total returns compare to that of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ncfunds.com/fundpages/288.htm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	2.41%	Quarter ended March 31, 2015
Lowest return for a quarter	-3.98%	Quarter ended March 30, 2016
Year-to-date return as of most recent quarter	1.61%	Quarter ended June 30, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2016 (returns with maximum sales charge)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Sirius S&P Strategic Large-Cap Allocation Fund | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%	[4]

[1]	"Interest and Dividends on Securities Sold Short" reflects interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund or the Adviser. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments.
[2]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.60% of the average daily net assets of the Fund through July 31, 2018. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
[4]	The Fund commenced operations on October 1, 2014.